Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Related Parties

NOTE F – TRANSACTIONS WITH RELATED PARTIES

The Plan’s portion of the Master Trust held 13,702 shares and 14,378 shares of Ashland Inc. Common Stock as of December 31, 2025 and 2024, respectively, with a fair value of $803 and $1,030, respectively. The Plan’s interest in the Master Trust received dividends on Ashland Inc. Common Stock of $19 in 2025. The remaining dividends relate to certain Master Trust investments classified as Shares of Registered Investment Companies. Fidelity Management Trust Company acts as the Trustee and Recordkeeper of the Plan. PIMCO, an Allianz Global Investors company, Newport Trust Company and Fiducient Advisors LLC were also providers of fiduciary services to the Master Trust during the year.

Fees of $34 were paid by the Plan for investment management services. Costs paid by Ashland are not charged to the Plan or Master Trust for services it performs on behalf of the Plan.